OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS
NOTE 3. OPERATING SEGMENTS
Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is comprised of the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies and has been presented consistently with the internal reports provided to the CODM.

The chief operating decision maker (CODM) uses a variety of information and key financial data on a segment basis to assess the performance and make decisions regarding the investment and allocation of resources, such as:

•Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
•Return on average total assets (Net income divided by average total assets).
•Return on average stockholders’ equity.
•Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
•Asset quality and loan coverage ratios.

The Bank has the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, International Banking and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

• Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals to guarantee quality service and promote business growth and country development.

In order to offer specialized services to individuals, small and medium-sized enterprises (SMEs) and large companies, the individual sales force classifies its target customers as: Personal, Plus and Corporate. The Bank´s corporate and government sales force targets and specializes in companies with more than COP 100,000 in revenue in twelve economic sectors: agribusiness, commerce, manufacturing of supplies and materials, consumer goods, financial services, health, education, construction, government, infrastructure, real estate, and natural resources.

This segment is responsible for managing the Bank operations with its own portfolio, liquidity and distribution of treasury products and services to its customers in Colombia.

As of December 31, 2024, Nequi is in process to obtain an authorization certificate or operating permit, accredited by the Financial Superintendence of Colombia in order to operate. For further information, see Note 1. Reporting Entity.

• Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama and includes all the operations of Banistmo S.A. and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis. Banking Panama also includes operations of the following operational stage subsidiaries: Banistmo Investment Corporation S.A., Leasing Banistmo S.A. y Valores Banistmo S.A.; and of the following non-operational subsidiaries: Banistmo Panamá Fondo de Inversión S.A., Banistmo Capital Markets Group Inc., Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterprises S.A. and Ordway Holdings S.A.

This segment is also responsible for the management of Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

• Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Banagrícola S.A, Inversiones Financieras Banco Agrícola S.A. IFBA, Bagrícola Costa Rica S.A., Gestora de Fondos de Inversión Banagricola, S.A, Valores Banagrícola S.A. de C.V., Accelera S.A. de C.V. (before Credibac S.A. de C.V.) and Arrendadora Financiera S.A. Arfinsa.

This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

• Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A., Banking Guatemala also includes operations of the following subsidiaries: Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A.(company in liquidation), New Alma Enterprises LTD. On June 29, 2023, Agencia de Seguros y Fianzas Agromercantil S.A.S. was wound up. The assets and liabilities of operations in Barbados through Mercom Bank were transferred to other companies, leaving the balances of the credit portfolio and deposit portfolio at zero as of January 31, 2023. As of December 31, 2024, the company is in the process of dissolution and liquidation, for further information, see Note 1. Reporting Entity.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

• Trust

This segment provides trust and asset management services to clients in Colombia through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria.

The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services and corporate trust.

• Investment Banking

This segment provides corporate and project financial advisory services, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

• Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

This segments also includes the operations of Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC and Bancolombia Capital Advisers LLC, to provide broker-dealer and investment advisor services in the United States.

• International Banking

This segment provides a complete line of international banking services to Colombian and foreign customers through Bancolombia Panamá S.A. and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

Operations in the Cayman Islands through Sinesa Cayman, Inc. (before Bancolombia Cayman) have been canceled or transferred. As of December 31, 2024, the company is in the process of dissolution and liquidation. For further information, see Note 1. Reporting entity.

• All other segments

This segment provides financial and operating lease activities, including leasing services to clients in Colombia. Bancolombia offers these services mainly through Renting Colombia S.A.S. Additionally, the Bank provides real estate service through the FCP Fondo Inmobiliario Colombia, P.A. FAI CALLE 77, P.A. Nomad Salitre, P.A. Mercurio, P.A. Nomad Central, P.A. Calle 84 (2), P.A. Calle 84 (3) and since 2024 through P.A. Cedis Sodimac, P.A. Nomad Distrito Vera and P.A. Nexo. The General Assembly of Shareholders approved the liquidation of Transportempo S.A.S. (minute No. 98 of July 3, 2024)

This segment also includes results from the operations of other investment vehicles of the Bank: Valores Simesa S.A., Negocios Digitales Colombia S.A.S., Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa and the technology services company Wompi S.A.S. In addition, it includes Wenia LTD, a corporate vehicle for the creation and implementation of operating systems and software applications and it includes Wenia S.A.S. and Wenia P.A.

In accordance with IFRS 8, the figures reported in "all other segments" combine the information on operating segments that did not meet the quantitative thresholds defined by this same standard, i.e., the absolute individual amount of their reported results is, in absolute terms, less than 10 percent of the combined results of all segments and their assets represent less than 10 percent of the combined assets of all operating segments of the Bank.

Financial performance by operating segment:
The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2024
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	International Banking	All other segments	Total segments
In millions of COP
Total interest and valuation on financial instruments	27,543,286	2,689,904	1,851,126	1,939,602	61	6	44,750	1,203,838	271,648	35,544,221
Interest income on loans and financial leases	25,632,102	2,283,111	1,623,427	1,807,334	61	-	5,327	987,378	274,811	32,613,551
Debt investments	1,503,298	316,205	226,122	134,101	-	6	37,480	116,662	41	2,333,915
Derivatives, net	155,794	3,322	775	-	-	-	(2,463)	(94)	(3,204)	154,130
Liquidity operations, net	252,092	87,266	802	(1,833)	-	-	4,406	99,892	-	442,625
Interest expenses	(11,588,039)	(1,336,250)	(437,244)	(804,815)	(192)	-	(165)	(708,671)	(148,535)	(15,023,911)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,955,247	1,353,654	1,413,882	1,134,787	(131)	6	44,585	495,167	123,113	20,520,310
Credit impairment charges, net	(4,220,207)	(456,748)	(236,086)	(394,589)	(554)	768	-	(91,617)	(53,316)	(5,452,349)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,735,040	896,906	1,177,796	740,198	(685)	774	44,585	403,550	69,797	15,067,961
(Expenses) Revenues from transactions by the operating segments of the Bank	(151,933)	(40,110)	(19,110)	(87,061)	(58,498)	7,823	86,150	410,003	(147,264)	-
Fees and commissions income(1)	5,660,355	562,330	515,734	211,778	448,854	69,266	132,192	51,901	36,428	7,688,838
Fees and commissions expenses	(2,885,272)	(286,392)	(226,445)	(85,700)	(3,804)	(115)	(8,600)	(10,116)	(5,330)	(3,511,774)
Total fees and commissions, net	2,775,083	275,938	289,289	126,078	445,050	69,151	123,592	41,785	31,098	4,177,064
Other operating income	800,252	65,876	40,818	130,140	13,737	1,609	7,566	12,435	1,969,552	3,041,985
Dividends and net income on equity investments(2)	(121,975)	11,474	4,338	1,555	45,558	(97,585)	3,622	25	257,561	104,573
Total operating income, net	15,036,467	1,210,084	1,493,131	910,910	445,162	(18,228)	265,515	867,798	2,180,744	22,391,583
Operating expenses(3)	(8,651,424)	(853,980)	(771,078)	(645,310)	(168,494)	(55,157)	(188,573)	(98,570)	(1,083,199)	(12,515,785)
Impairment, depreciation and amortization	(770,207)	(128,544)	(93,982)	(61,471)	(3,000)	(89)	(2,759)	(8,016)	(49,813)	(1,117,881)
Total operating expenses	(9,421,631)	(982,524)	(865,060)	(706,781)	(171,494)	(55,246)	(191,332)	(106,586)	(1,133,012)	(13,633,666)
Profit before income tax	5,614,836	227,560	628,071	204,129	273,668	(73,474)	74,183	761,212	1,047,732	8,757,917
(1)For further information about income from contracts with customers, see Note 25.3. Commissions income, net.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2023
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	International Banking	All other segments	Total segments
In millions of COP
Total interest and valuation on financial instruments	29,230,060	2,826,559	1,773,140	1,795,543	47	6	45,875	1,112,171	262,758	37,046,159
Interest income on loans and financial leases	28,366,678	2,415,234	1,524,765	1,726,821	47	-	5,076	940,091	262,075	35,240,787
Debt investments	937,090	301,167	236,350	60,534	-	6	36,538	85,091	683	1,657,459
Derivatives, net	(167,887)	817	11,187	-	-	-	(1,747)	(188)	-	(157,818)
Liquidity operations, net	94,179	109,341	838	8,188	-	-	6,008	87,177	-	305,731
Interest expenses	(13,464,980)	(1,238,112)	(464,851)	(731,886)	(179)	(1)	(222)	(596,039)	(172,025)	(16,668,295)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,765,080	1,588,447	1,308,289	1,063,657	(132)	5	45,653	516,132	90,733	20,377,864
Credit impairment charges, net	(6,480,377)	(270,501)	(154,938)	(499,368)	(2,893)	(380)	106	4,164	(57,399)	(7,461,586)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	9,284,703	1,317,946	1,153,351	564,289	(3,025)	(375)	45,759	520,296	33,334	12,916,278
(Expenses) Revenues from transactions by the operating segments of the Bank	(187,467)	(34,105)	(17,844)	(76,054)	(16,518)	13,949	68,617	415,508	(166,086)	-
Fees and commissions income(1)	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878
Fees and commissions expenses	(2,522,927)	(258,897)	(188,972)	(89,405)	(4,244)	(238)	(8,645)	(11,042)	(12,910)	(3,097,280)
Total fees and commissions, net	2,729,172	274,033	290,596	133,795	357,721	55,679	95,340	36,186	11,076	3,983,598
Other operating income (expenses)	1,575,845	36,939	51,656	130,757	14,107	(1,011)	4,737	16,794	2,149,826	3,979,650
Dividends and net income on equity investments(2)	17,613	13,498	10,982	1,827	33,275	(98,512)	6,416	37	225,049	210,185
Total operating income, net	13,419,866	1,608,311	1,488,741	754,614	385,560	(30,270)	220,869	988,821	2,253,199	21,089,711
Operating expenses(3)	(8,022,042)	(909,843)	(668,105)	(620,928)	(177,626)	(49,759)	(186,212)	(89,219)	(1,093,592)	(11,817,326)
Impairment, depreciation and amortization	(744,346)	(107,716)	(131,921)	(55,243)	(2,218)	(208)	(2,950)	(4,259)	(75,998)	(1,124,859)
Total operating expenses	(8,766,388)	(1,017,559)	(800,026)	(676,171)	(179,844)	(49,967)	(189,162)	(93,478)	(1,169,590)	(12,942,185)
Profit before income tax	4,653,478	590,752	688,715	78,443	205,716	(80,237)	31,707	895,343	1,083,609	8,147,526
(1)For further information about income from contracts with customers, see Note 25.3. Commissions income, net.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	For the year ended December 31, 2022
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	International Banking	All other segments	Total segments
In millions of COP
Total interest and valuation on financial instruments	20,727,335	2,364,820	1,527,860	1,537,801	72	4	12,996	512,417	113,642	26,796,947
Interest income on loans and financial leases	19,263,960	2,154,151	1,293,556	1,509,143	72	-	511	446,028	116,072	24,783,493
Debt investments	1,361,299	161,974	170,423	27,089	-	4	20,024	48,722	(2,447)	1,787,088
Derivatives, net	108,255	(1,026)	63,494	-	-	-	658	-	-	171,381
Liquidity operations, net	(6,179)	49,721	387	1,569	-	-	(8,197)	17,667	17	54,985
Interest expenses	(6,333,834)	(910,937)	(297,839)	(528,459)	(150)	(4)	(104)	(271,280)	(99,863)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,393,501	1,453,883	1,230,021	1,009,342	(78)	-	12,892	241,137	13,779	18,354,477
Credit impairment charges, net	(2,971,599)	(545,012)	(102,710)	(168,834)	(796)	(924)	3,133	25,029	(29,984)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,421,902	908,871	1,127,311	840,508	(874)	(924)	16,025	266,166	(16,205)	14,562,780
(Expenses) Revenues from transactions by the operating segments of the Bank	(32,163)	(25,022)	(7,371)	(45,526)	(12,658)	3,404	53,229	212,049	(145,942)	-
Fees and commissions income(1)	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526
Fees and commissions expenses	(2,099,585)	(210,004)	(170,563)	(91,424)	(3,668)	(269)	(6,160)	(8,025)	(468)	(2,590,166)
Total fees and commissions, net	2,584,978	236,579	273,614	127,130	315,201	85,963	105,206	33,996	17,693	3,780,360
Other operating (expenses) income	(72,994)	51,494	19,685	129,403	14,897	671	13,575	9,954	1,886,750	2,053,435
Dividends and net income on equity investments(2)	(8,058)	9,655	5,340	828	2,164	8,760	(4,314)	35	221,444	235,854
Total operating income, net	13,893,665	1,181,577	1,418,579	1,052,343	318,730	97,874	183,721	522,200	1,963,740	20,632,429
Operating expenses(3)	(6,600,686)	(797,091)	(639,748)	(577,497)	(153,377)	(47,997)	(153,317)	(79,814)	(857,541)	(9,907,068)
Impairment, depreciation and amortization	(613,807)	(110,293)	(106,601)	(54,999)	(1,630)	(232)	(1,754)	(2,626)	(88,633)	(980,575)
Total operating expenses	(7,214,493)	(907,384)	(746,349)	(632,496)	(155,007)	(48,229)	(155,071)	(82,440)	(946,174)	(10,887,643)
Profit before income tax	6,679,172	274,193	672,230	419,847	163,723	49,645	28,650	439,760	1,017,566	9,744,786
(1)For further information about income from contracts with customers, see Note 25.3. Commissions income, net.
(2)For further information see Note 25.5. Dividends and net income on equity investments.
(3)Includes Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2024
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	International Banking	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	266,593,755	45,964,767	26,670,513	27,332,834	719,006	1,464,180	398,066	35,272,842	10,901,576	415,317,539	(43,102,157)	372,215,382
Total liabilities	222,402,215	41,132,907	23,889,120	25,018,466	153,181	48,620	122,213	24,248,959	4,639,406	341,655,087	(14,023,980)	327,631,107

As of December 31, 2023
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	International Banking	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	254,367,378	40,740,495	21,608,586	21,377,205	658,547	1,719,824	351,694	30,199,897	10,224,734	381,248,360	(38,319,551)	342,928,809
Total liabilities	216,200,157	36,315,750	19,220,367	19,469,075	138,171	51,841	121,423	20,734,521	4,874,547	317,125,852	(13,246,772)	303,879,080
The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2024(1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	205,311	27,621	300,881	499,195	1,895,976	2,928,984
Equity method	(28,130)	4,320	45,312	58,507	142,563	222,572
(1)As of December 31, 2024, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2023(1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	332,862	21,292	285,838	617,982	1,739,629	2,997,603
Equity method	(52,183)	2,730	30,043	4,398	128,127	113,115
(1)As of December 31, 2023, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.
For additional information related to investment in associates and joint ventures, see Note 8. Investments in associates and joint ventures.
Information about products and services
The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.
Geographic information
The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2024		2023		2022
Geographic information	Interest and valuation(1)	Long-lived assets(2)	Interest and valuation(1)	Long-lived assets(2)	Interest and valuation(1)	Long-lived assets(2)
In millions of COP
Colombia	28,127,681	13,614,718	29,812,448	13,466,457	20,977,845	12,666,847
Panama	4,156,413	995,045	4,234,542	877,407	3,023,461	1,042,824
El Salvador	1,852,097	607,601	1,774,165	547,357	1,528,264	636,071
Guatemala	1,939,808	436,804	1,795,597	361,840	1,537,811	445,288
United States of America	63	4,176	55	4,805	-	7,504
Bermuda	177	4,416	184	3,434	2	-
Puerto Rico	187,913	1,552	149,541	1,297	64,709	2,328
Total	36,264,152	15,664,312	37,766,532	15,262,597	27,132,092	14,800,862
Eliminations and adjustment	(719,931)	8,453,369	(720,373)	7,000,343	(335,145)	8,795,011
Total, net	35,544,221	24,117,681	37,046,159	22,262,940	26,796,947	23,595,873
(1)Includes interest and valuation on financial instruments.
(2)Includes assets held for sale, premises and equipment, net, investment property, right-of-use assets, goodwill and intangible assets, net.